Inventories - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Classes Of Inventories [Abstract]
Operating costs related to inventories	$ 49,258		$ 48,649	$ 56,342
Valuation loss on inventories recognized as operating costs	475	$ 16	365	$ 52
Inventory to be recovered longer than twelve months	$ 2,076		$ 2,076